UNIVERSAL LIFE SEPARATE ACCOUNT FORTUNE VII

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACTS

Universal VIA Generation Growth

Universal VIA Generation Growth ADV

Issued By

UNIVERSAL LIFE INSURANCE COMPANY

Guaynabo, PR 00968

UPDATED SUMMARY PROSPECTUS

May 1, 2025

The Statutory Prospectus (the “Prospectus”) for the individual flexible purchase payment deferred annuity contracts (the “contract”) issued by Universal Life Separate Account Fortune VII (the “Separate Account”) of Universal Life Insurance Company (“Universal Life” or the “Company”) contains more information about the contract, including its features, benefits, and risks. You can find the current Prospectus and other information about the contract online at www.universallifepr.com. You can also obtain this information at no cost by calling 787-706-7095, by sending an email request to: annuities@universalpr.com, or by calling your financial intermediary.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Definitions of Key Terms

Account Value — Your account value is the total of the values you have in the variable investment options.

Business Day — Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Cash Value — At any time before annuity payments begin, your contract’s “cash value” is equal to the account value less: (i) as applicable, the total amount or a pro rata portion of the Contract Maintenance Fee, and the pro rata portion of the Return of Premium Death Benefit Rider charge; and (ii) any applicable withdrawal charges.

Contract Date — The “contract date” is the effective date of the contract. Your contract date will be shown in your contract.

Contract Year — The “contract year” is the 12-month period beginning on your contract date and each 12-month period after that date.

IRA — Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

Return of Premium Death Benefit Rider — An optional rider that provides a death benefit calculated based on the greater of your account value or contributions to your contract, adjusted for withdrawals. There is an additional charge for the Return of Premium Death Benefit Rider under the contract.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the most recent Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract.

Since May 1, 2025, the date of the most recent Updating Statutory Prospectus, there have been no changes to the Contract that are required to be described in this Updating Summary Prospectus.

Important Information You Should Consider About The Contract

FEES AND EXPENSES

Charges for Early Withdrawals	Universal VIA Generation Growth — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of the contribution(s) withdrawn or surrendered. For example, if you surrender the contract in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Universal VIA Generation Growth ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and Expenses” in the full Prospectus.
Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions, including for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or for each transfer between investment options in excess of 12 transfers per contract year).

Under the Universal VIA Generation Growth ADV contract, if the fee for the advisory services you are receiving is taken from account value, then account value will be reduced for any such charge.

For additional information about transaction charges see “Fee Table” and “Charges that the Company deducts” in “Charges and Expenses” in the full Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. For the Generation Growth ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)(4)	0.55%	1.50%
Investment options (Portfolio Company fees and expenses)(2)	0.55%	2.85%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1)

Expressed as an annual percent of daily net assets of the Separate Account. Included as part of base contract expense is the effect of the $50 annual Contract Maintenance Fee. The annual Contract Maintenance Fee is not deducted for contracts with an account value of $100,000 or greater.

(2)	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)	Expressed as an annual percentage of the applicable benefit base.
(4)	Puerto Rico tax charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,425		Highest Annual Cost $4,855
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio Company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium Death Benefit Rider) and Portfolio Company fees and expenses
●	No optional benefits
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses, see “Fee Table” and “Charges and Expenses” in the full Prospectus.

RISKS

Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your account value by investing in this contract.

For additional information about the risk of loss see “Principal Risks of Investing in the Contract” in the full Prospectus.
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to Puerto Rico income taxes and tax penalties.

For additional information about the investment profile of the contract, see “Fee Table” and “Principal Risks of Investing in the Contract” in this summary Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios). Each investment option available under the contract, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with the investment options, see “Portfolios of the Trusts” in “Purchasing the Contract” in the full Prospectus. See also Appendix “Portfolio Companies Available Under the Contract” in this summary Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to our claims paying ability. An owner should look to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.universallifepr.com.

For additional information about insurance company risks, see “Principal Risks of Investing in the Contract” and “About the General Account” in “More Information” in the full Prospectus.

RESTRICTIONS

Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options, which you may select. Such rights include, among others, combining any two or more investment options. We also reserve the right to remove or substitute underlying Portfolios as investment options.

For more information, see “About Universal Life Separate Account Fortune VII” in “More information” in the full Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the contract” in the full Prospectus and the Appendix to this summary Prospectus entitled “Portfolio Companies Available under the Contract”.

Optional Benefits

If you have an optional benefit like the Return of Premium Death Benefit Rider and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your optional benefit.

If you elect the Return of Premium Death Benefit Rider, you generally cannot make additional contributions to your contract once you reach age 76 (or after the first contract year, if later).

Withdrawals, including withdrawals to pay advisory fees, may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

If you purchase a Generation Growth ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium Death Benefit Rider, perhaps significantly. See “Fee based programs” in “Purchasing the Contract” in the full Prospectus.

For additional information about the Return of Premium Death Benefit Rider, see “Benefits Available Under the Contract” in this summary Prospectus and in the full Prospectus.

TAXES

Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax Information” in the full Prospectus.

CONFLICTS OF INTEREST

Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals, see “Distribution of the contracts” in “More Information” in the full Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and Expenses” in the full Prospectus.

Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://equitable-funds.com. You can request this information at no cost by calling 787-706-7095 or by sending an email request to annuities@universalpr.com.

The current expenses and performance information below reflect fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

	Portfolio Company - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2024)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation	1.08%	7.92%	4.33%	4.66%
Asset Allocation	EQ/GS Moderate Growth Allocation	1.26%	9.35%	4.04%	NA
Asset Allocation	EQ/GS Growth Allocation	1.32%	12.30%	5.45%	NA
Asset Allocation	EQ/Conservative Allocation	1.07%	4.61%	1.71%	2.35%
Asset Allocation	EQ/Moderate-Plus Allocation	1.12%	10.75%	6.38%	6.36%
Asset Allocation	EQ/AB Dynamic Moderate Growth	1.13%	10.75%	4.56%	4.73%
Asset Allocation	EQ/Aggressive Allocation	1.16%	13.73%	8.26%	7.95%
Asset Allocation	EQ/All Asset Growth Allocation	1.30%	11.16%	6.22%	6.15%
Equity	EQ/JPMorgan Value Opportunities	0.96%	15.45%	11.92%	10.23%
Equity	EQ/Fidelity Institutional AM® Large Cap	0.90%	24.51%	15.35%	NA
Equity	EQ/Large Cap Growth Index	0.71%	32.34%	18.10%	15.91%
Equity	EQ/Equity 500 Index	0.55%	24.32%	13.89%	12.44%
Equity	EQ/Large Cap Value Index	0.74%	13.48%	7.94%	7.75%
Equity	1290 VT Socially Responsible – Equitable IMG	0.90%	21.70%	13.57%	12.09%
Equity	EQ/Mid Cap Index	0.71%	13.21%	9.62%	8.96%
Equity	1290 VT Small Cap Value – Equitable IMG	1.29%	20.75%	11.77%	9.53%
Equity	EQ/Small Company Index	0.63%	11.19%	7.48%	7.65%
Equity	1290 VT Micro Cap – Equitable IMG	1.38%	20.06%	9.77%	9.92%
Equity	EQ/Invesco Global	1.25%	15.83%	9.02%	9.35%
Equity	1290 VT Smart Beta Equity – Equitable IMG	1.10%	16.44%	9.63%	9.42%
Equity	EQ/MFS International Growth	1.22%	8.76%	5.92%	7.57%
Equity	EQ/Emerging Markets Equity PLUS	1.46%	4.01%	1.41%	2.60%
Equity	EQ/International Equity Index	0.79%	4.92%	4.86%	4.93%
Equity	EQ/Franklin Rising Dividends	0.99%	10.80%	10.34%	NA
Equity	EQ/AB Sustainable U.S. Thematic	1.63%	10.36%	NA	NA
Equity	EQ/American Century Mid Cap Value	1.29%	8.37%	7.12%	NA
Equity	EQ/Janus Enterprise	1.05%	14.16%	9.12%	9.14%
Equity	EQ/AB Small Cap Growth	0.92%	13.93%	8.07%	8.81%

	Portfolio Company - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2024)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Specialty	1290 VT Real Estate – Equitable IMG	1.42%	0.83%	-1.06%	2.12%
Specialty	Multimanager Technology – Equitable IMG	1.39%	26.13%	16.97%	17.40%
Specialty	EQ/MFS Technology	1.11%	36.09%	17.42%	NA
Specialty	EQ/MFS Utilities Series	1.15%	11.24%	5.57%	NA
Specialty	EQ/Wellington Energy	1.30%	6.72%	4.92%	NA
Specialty	EQ/Invesco Global Real Assets	1.17%	0.31%	1.31%	NA
Specialty	EQ/T. Rowe Price Health Sciences	1.37%	1.58%	4.92%	NA
Specialty	1290 VT Natural Resources – Equitable IMG	1.51%	-5.56%	6.76%	3.62%
Fixed Income	1290 VT High Yield Bond – Equitable IMG	1.09%	7.56%	3.72%	4.33%
Fixed Income	EQ/Intermediate Government Bond	0.69%	2.47%	0.07%	0.65%
Fixed Income	EQ/AB Short Duration Government Bond	0.82%	4.44%	1.47%	1.09%
Fixed Income	EQ/PIMCO Ultra Short Bond	0.90%	5.89%	2.27%	1.85%
Fixed Income	EQ/PIMCO Total Return ESG	0.98%	2.01%	-0.16%	NA
Fixed Income	EQ/PIMCO Global Real Return	2.85%	-0.29%	-0.01%	1.68%
Cash Equivalent	EQ/Money Market	0.68%	4.65%	2.10%	1.36%

Universal VIA Generation Growth

Issued by

Universal Life Insurance Company

Metro Office Park, Street 1, Lot #10

Guaynabo, Puerto Rico 000968

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Universal VIA Generation Growth, the Company and the Fortune VII Separate Account. The Prospectus and SAI, each dated May 1, 2025, are incorporated by reference into this Updating Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-787-706-7095. The Prospectus and SAI are also available at our website, www.universallifepr.com.

Universal Life Generation Growth Series is issued by and is a registered service mark of
Universal Life Insurance Company (Universal). Distributed by Universal Financial Services, Inc.

Universal Life Insurance Company, Metro Office Park, Street 1 Lot #10, Guaynabo Puerto Rico 000968. (787) 706-7095.

Universal VIA Generation Growth Class/Contract Identifier: C000233582

Universal VIA Generation Growth ADV Class/Contract Identifier: C000233583